Employee Benefits - Amounts Expected to be Recognized in Net Periodic Cost (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss recognition	$ 1,367
Prior service cost (credit) recognition	(5,964)
U.S Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss recognition	7,388
Prior service cost (credit) recognition	43
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss recognition	15,851
Prior service cost (credit) recognition	$ (345)